OTHER RECEIVABLES (Details) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Non-Current
Advances to suppliers	$ 5,027,286	$ 1,763,590
Tax receivables	81,072	38,556
Contributions to the Trust Fund to Strengthen the Inter-urban Railroad System (F.F.F.S.F.I.)	1,010,625	618,127
Prepaid expenses	1,138,413	2,222,383
Guarantee deposits	7,210	0
Subtotal	7,264,606	4,642,656
Allowance for other doubtful accounts	(1,010,625)	(618,127)
Other receivables	6,253,981	4,024,529
Current
Income tax receivables	12,715	12,560,565
Turnover tax receivables	0	362,463
Value added tax receivables	0	416,542
Receivable for sale of interest in Yguazú Cementos S.A.	1,030,000	1,756,158
Related party receivables	4,763,446	7,972,312
Prepaid expenses	1,917,723	4,349,534
Guarantee deposits	0	2,002
Reimbursements receivable	42,417	31,997
Advance payments to suppliers	1,389,238	6,261,514
Salaries advances and loans to employees	125,127	304,211
Insurances receivable	0	10,536,950
ADSs service fee receivable	903,219	0
Receivables from sales of property, plant and equipment	2,711,507	1,859,112
Miscellaneous	936,018	945,372
Total	$ 13,831,410	$ 47,358,732